BASIS OF PRESENTATION (Details) (Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Exchange rate	1.00	1.00
Net current liabilities		¥ 26,170
Shareholder's deficiency in assets		(24,775)	¥ (21,798)
Lease Term	12 months
Threshold for office equipment considered of low value applied for lease of low-value assets recognition exemption		¥ 35
USD [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Exchange rate	6.8668	6.8668
Net current liabilities | $	$ 3,810
Shareholder's deficiency in assets | $	$ (3,607)